Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its majority-owned subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests even if this results in the noncontrolling interests having a deficit balance. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

Use of Estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, inventory valuation, assumptions related to the valuation of available-for-sale debt securities and embedded derivative, useful lives and impairment of long-lived assets and goodwill, assumptions used in purchase price allocation, assumptions related to the valuation of share-based compensation and related forfeiture rates, assumptions used in determining the fair value of retained noncontrolling investment upon deconsolidation of former subsidiaries, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

Fair Value of Financial Instruments

(d) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1 — Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income or loss.

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, long-term investments, accounts payable and notes payable. For cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable and notes payable, the carrying amounts of these financial instruments as of December 31, 2011 and 2012 were considered representative of their fair values due to their short terms to maturity.

Cash and Cash Equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash balances of the Group that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB, may be withdrawn and used for the Group’s general operations without prior notice or penalty. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Group does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Group complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB622,530,680 and RMB544,484,550 as of December 31, 2011 and 2012, respectively.

Restricted Cash

(f) Restricted cash

Under the notes payable and third-party bank channel sales arrangements with the banks, the Group is required to maintain certain cash balances in the banks based on the amounts of notes payable granted or certain fixed amounts. These balances related to the notes payable and third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $1,556,852 and $246,599 as of December 31, 2011 and 2012, respectively.

Short-Term and Long-Term Investments

(g) Short-term and long-term investments

The Group’s short-term investments consist of trading securities.

The Group’s long-term investments have consisted of available-for-sale securities and embedded derivative instruments in previous years.

Securities that the Group buys and holds principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are recorded at fair value, with unrealized gains and losses recognized in other income (expense) in the consolidated statements of operations.

Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost.

Securities not classified as either trading securities or held-to-maturity securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of accumulated other comprehensive income or loss in equity. Realized gains or losses are recognized in the consolidated statements of operations during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.

The Group recognizes other-than-temporary impairment of debt securities in earnings if the Group has the intent to sell the debt security or if it is more-likely-than-not that the Group will be required to sell the debt security before recovery of its amortized cost basis. The Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary impairment recognized in earnings.

Derivative Instruments

(h) Derivative instruments

Derivative instruments are recognized as assets or liabilities and measured at fair value initially and at the end of each reporting period. Changes in fair value of the derivatives are recorded in the consolidated statements of operations. The Group’s derivative instruments have not qualified for hedge accounting in the past.

The Group held an investment in share options of a Japanese public company that meet the definition of a derivative instrument. In addition, one of the Group’s long-term investments contained an embedded derivative instrument that was linked to an equity index and an interest rate index. The embedded derivative was bifurcated from the host contract and accounted for separately. The Group recorded aggregate losses of $499,361 upon disposal its derivative instruments in 2011, which were included as other expenses in the consolidated statement of operations.

The Group does not hold any derivative instruments as of December 31, 2011 and 2012.

Inventory

(i) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the inventory to the estimated net realizable value. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Prepaid Land Use Right

(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over the useful life of the right.

In January 2009, the Group obtained a 50-year land use right for a piece of land in Qingpu district of Shanghai for an aggregate cash consideration of $7,489,280.

In 2011, the cost of the prepaid land use right increased to $8.6 million mainly due to the land occupation tax paid in accordance with the relevant statutory laws and regulations.

Property and Equipment, Net

(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives

Buildings	20 years

Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Machinery	10 years

Information Technology equipment	5 years

Computers and office equipment	3-5 years

Vehicles	4 years

Acquired Intangible Assets, Net

(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

Impairment of Long-Lived Assets

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Investment in Affiliates

(n) Investment in affiliates

The affiliated companies, in which the Group does not have significant influence, are accounted for using cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Group’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. The Group evaluates each cost method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

The affiliated companies in which the Group has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Group’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Group evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

Revenue Recognition

(o) Revenue recognition

Direct sales, net

The Group’s direct sales net revenues primarily represent product sales through the Group’s TV direct sales and other direct sales platforms, such as internet sales, outbound calls, catalog sales, third party bank channel sales, and direct sales through print media and radio. The Group recognizes net revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”).

Under joint sales arrangements, the Group generates direct sales net revenues from the sales of products and also receives payments from the joint sales partners based on sales of the featured products through the joint sales partners’ own distribution channels. These payments are classified as a reduction to cost of direct sales net revenues via a reduction in the purchase price of the products purchased by the Group from the joint sales partners.

The Group relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Group data as to their successful deliveries for the Group’s direct sales products. EMS and local delivery companies regularly report product delivery information. In 2010, 2011 and 2012, direct sales net revenues were adjusted in the current accounting period based on actual unsuccessful product deliveries experience reported by EMS and local delivery companies. For unsuccessful deliveries, EMS and local delivery companies are required to return the undelivered products to the Group. It generally takes two to four weeks for EMS to return the undelivered products to the Group whereas it generally takes seven to ten days for local delivery companies to do so.

Distribution sales, net

The Group’s distribution sales net revenues represent product sales to the distributors comprising the Group’s nationwide distribution networks. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. The Group recognizes net revenues for products sold through its nationwide distribution networks when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, the distributors are required to pay in advance for the Group’s products. Some distributors are given customary credit terms based on the creditworthiness.

Sales taxes

The Group presents revenues net of sales taxes incurred. The sales taxes amounted to $285,092, $940,745 and $706,540 for the years ended December 31, 2010, 2011 and 2012, respectively. Before subtracting sales taxes, gross direct sales revenues were $196,098,603, $292,290,123 and $194,220,344 and gross distribution sales revenues were $97,427,674, $70,708,535 and $49,059,870 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising Expenses

(p) Advertising expenses

The Group records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Group then expenses the prepaid advertising expenses as the advertisement is shown.

Shipping and Handling Costs

(q) Shipping and handling costs

The Group records costs incurred for shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $8,945,554, $13,653,621and $15,222,530 for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating Leases

(r) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Government Subsidies

(s) Government subsidies

The Group receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Group, including value-added, business and income taxes. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

The government subsidies in 2010, 2011 and 2012 were $2,591,538, $3,037,026 and $2,997,096, respectively.

Income Taxes

(t) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interests and penalties related to income tax matters in income tax expense.

Foreign Currency Translation

(u) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Group’s PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income in the consolidated statements of comprehensive income (loss).

The aggregated gains through foreign currency transactions in 2010 and 2011 were $243,752 and $376,167 and the aggregated losses through foreign currency transactions in 2012 were $20,498.

Comprehensive Income (Loss)

(v) Comprehensive income (loss)

Our financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which we retrospectively adopted during 2012.

Concentration of Credit Risk

(w) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, available-for-sale securities, accounts receivable and notes receivable. All of the Group’s cash and cash equivalents and restricted cash are held with large state-owned financial institutions. The Group engages delivery companies, mainly EMS, to deliver products to customers and to collect cash from the customers for direct sales gross revenues through direct sales platforms. The Group conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2011 and 2012, accounts receivables from EMS were $1,787,055 and $3,616,458, respectively. These amounts represented 10.7% and 25.3% of the total accounts receivables as of December 31, 2011 and 2012, respectively.

Share-Based Compensation

(x) Share-based compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. The Group has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

Income (Loss) Per Share

(y) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Group’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Noncontrolling Interest

(z) Noncontrolling interest

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

Recently Issued Accounting Pronouncements

(aa) Recently issued accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and is not expected to have a material impact on the Group’s consolidated financial statements.